Consolidated Balance Sheets Detail - Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014
Property, Plant and Equipment [Line Items]
Document Period End Date	Feb. 29, 2016
Land	$ 26	$ 26
Buildings, leasehold improvements and other	397	423
BlackBerry operations and other information technology	1,183	1,236
Manufacturing equipment, research and development equipment and tooling	120	211
Furniture and fixtures	18	20
Total	1,744	1,916
Accumulated amortization	1,332	1,360
Net book value	412	556
Amortization Expense related to Property, Plant and Equipment	$ 124	$ 184	$ 532